Registration Nos. 333-84639
                                                           811-9521
                Securities and Exchange Commission
                       Washington, DC 20549

                            FORM N-1A

                REGISTRATION STATEMENT UNDER THE
                      SECURITIES ACT OF 1933                X

                 Pre-Effective Amendment No. ____           __
                  Post-Effective Amendment No. 7            X
                              and/or

                 REGISTRATION STATEMENT UNDER THE
                  INVESTMENT COMPANY ACT OF 1940            X

                         Amendment No. 8                    X

                 (Check appropriate box or boxes)

                        MANAGERS AMG FUNDS
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       (Exact Name of Registrant as Specified in Charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
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             (Address of Principal Executive Offices)

                      Philip H. Newman, Esq.
                    Elizabeth Shea Fries, Esq.
                   Goodwin, Procter & Hoar LLP
                          Exchange Place
                      Boston, MA 02109-2881
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             (Name and Address of Agent for Service)

      As soon as practicable after the effective date of this
                      Registration Statement
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          (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

__Immediately upon filing pursuant to    X On February 1, 2001 pursuant to
  paragraph (b)                            paragraph (b)

__60 days after filing pursuant to       __ On (date) pursuant to paragraph
  paragraph (a)(1)                          (a)(1)
__75 days after filing pursuant to       __ On (date) pursuant to paragraph
  (a)(2) of Rule 485                        (a)(2) of Rule 485

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part's A, B and C of the Registrant's Post-Effective Amendment No. 7 under the Securities Act of 1933, as amended and Amendment No. 9 under the Investment Company Act of 1940, as amended, filed on November 16, 2000, are being incorporated by reference herein and this Post-Effective Amendment is being filed for the sole purpose of delaying the effectiveness of the above-referenced Amendment until February 1, 2001.

                          SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 30th day of January, 2001.

                              MANAGERS AMG FUNDS


                              BY:/s/Peter M. Lebovitz
                                 Peter M. Lebovitz
                                 President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                    Title                 Date


Jack W. Aber*                    Trustee             January 30, 2001

William E. Chapman, II*          Trustee             January 30, 2001

Sean M. Healey*                  Trustee             January 30, 2001

Edward J. Kaier*                 Trustee             January 30, 2001

Eric Rakowski*                   Trustee             January 30, 2001

Peter M. Lebovitz*       President and Principal     January 30, 2001
                            Executive Officer

Donald S. Rumery*         Treasurer, Principal       January 30, 2001
                          Financial Officer and
                      Principal Accounting Officer


/s/Peter M. Lebovitz
_____________________________
*By Peter M. Lebovitz pursuant to Power of Attorney.